Rate Matters Rate Matters (Tables)	12 Months Ended
Dec. 31, 2018
Total Hurricane Harvey Storm Costs

	December 31, 2018
Total Hurricane Harvey Storm Costs	Capital	O&M	Regulatory Asset	Total
	(in millions)
Restoration Costs Incurred	$219.1	$136.9	$—	$356.0
Incremental Operation and Maintenance Expenses (O&M)	—	(129.8)	129.8	—
Insurance Proceeds	(12.7)	—	(1.2)	(13.9)
Total Hurricane Harvey Storm Costs, Net	$206.4	$7.1	$128.6	$342.1

Total Estimated Storm Costs Requested in the DSRC

Total Estimated Storm Costs Requested in the DSRC	December 31, 2018
(in millions)
Total Estimated Hurricane Harvey Storm Costs	$356.0
Estimated Hurricane Harvey Carrying Costs	31.5
Estimated Litigation Costs	0.6
Non-Hurricane Harvey Storm Restoration Costs	36.5
Total Estimated Storm Costs requested in the DSRC	424.6
less:
Tax Credit	(0.8)
Insurance Proceeds	(8.7)
Excess ADIT (a)	(45.5)
Total Estimated Storm Costs requested in the DSRC, after adjustments	369.6
less:
Settlement Agreement Adjustments	(10.6)
Incremental Insurance Proceeds Received	(5.1)
Total Estimated Storm Costs per Settlement Agreement	$353.9

(a)	Amount represents Non-Hurricane Harvey Excess ADIT that is not subject to rate normalization requirements.